Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segments

9. Segments

The Company’s operations are organized into two reportable segments: sales and marketing. The operating segments reported below are the segments of the Company for which separate financial information is available and for which segment results are evaluated regularly by the chief operating decision maker (the chief executive officer) in deciding how to allocate resources and in assessing performance. Through the Company’s sales segment, the Company serves as a strategic intermediary between consumer goods manufacturers and retailer partners and performs critical merchandizing services on behalf of both consumer goods manufacturers and retail partners. Through the Company’s marketing segment, the Company develops and executes marketing programs for manufacturers and retailers. These reportable segments are organized by the types of services provided, similar economic characteristics, and how the Company manages its business. The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; therefore, no additional information is produced or included herein. The Company and its chief operating decision maker evaluate performance based on revenues and operating income.

(in thousands)	Sales	Marketing	Total
Three Months Ended September 30, 2020
Revenues	$542,062	$242,283	$784,345
Depreciation and amortization	$41,978	$16,578	$58,556
Operating income	$60,205	$28,366	$88,571
Three Months Ended September 30, 2019
Revenues	$503,335	$478,347	$981,682
Depreciation and amortization	$40,273	$17,599	$57,872
Operating income	$48,077	$28,448	$76,525

(in thousands)	Sales	Marketing	Total
Nine Months Ended September 30, 2020
Revenues	$1,510,099	$795,185	$2,305,284
Depreciation and amortization	$127,319	$50,194	$177,513
Operating income (loss)	$95,420	$24,592	$120,012
Nine Months Ended September 30, 2019
Revenues	$1,434,868	$1,337,319	$2,772,187
Depreciation and amortization	$120,760	$53,664	$174,424
Operating income	$87,673	$51,963	$139,636

Revenues and long-lived assets by services provided in geographic region are as follows:

	Three Months Ended
(in thousands)	September 30, 2020	September 30, 2019
Revenues
North America	$696,258	$865,144
International	88,087	116,538

Total revenues	$784,345	$981,682

	Nine Months Ended
(in thousands)	September 30, 2020	September 30, 2019
Revenues
North America	$2,043,241	$2,439,164
International	262,043	333,023

Total revenues	$2,305,284	$2,772,187

(in thousands)	September 30, 2020	December 31, 2019
Long-Lived Assets
North America	$78,563	$107,940
International	6,506	6,750

Total long-lived assets	$85,069	$114,690

The classification “North America” is primarily comprised of the Company’s U.S. and Canadian operations and the classification “International” primarily includes the Company’s operation in the U.K., Germany, the Netherlands and Japan.

Revenues by location of services provided in the U.S. were $667.2 million and $811.7 million, during the three months ended September 30, 2020 and 2019, respectively.

Revenues by location of services provided in the U.S. were $1.9 billion and $2.3 billion, during the nine months ended September 30, 2020 and 2019, respectively.

16. Segments and Geographic Information

The Company’s operations are organized into two reportable segments: sales and marketing. The operating segments reported below are the segments of the Company for which separate financial information is available and for which segment results are evaluated regularly by the chief operating decision maker (the chief executive officer) in deciding how to allocate resources and in assessing performance. Through the Company’s sales segment, it serves as a strategic intermediary between consumer goods manufacturers and retailer partners. Through the Company’s marketing segment, it develops and executes marketing programs for manufacturers and retailers. These reportable segments are organized by the types of services provided, similar economic characteristics, and how the Company manages its business. The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; therefore, no additional information is produced or included herein. The Company and its chief operating decision maker evaluate performance based on revenues and operating income.

(in thousands)	Sales	Marketing	Total
Year Ended December 31, 2019
Revenues	$1,954,705	$1,830,358	$3,785,063
Depreciation and amortization	$161,563	$71,010	$232,573
Operating income	$127,961	$85,713	$213,674
Year Ended December 31, 2018
Revenues	$1,857,004	$1,850,624	$3,707,628
Depreciation and amortization	$157,098	$68,135	$225,233
Operating loss	$(1,072,702)	$(17,212)	$(1,089,914)
Year Ended December 31, 2017
Revenues	$1,588,444	$828,483	$2,416,927
Depreciation and amortization	$139,634	$40,356	$179,990
Operating income	$172,171	$36,631	$208,802

Revenues and long-lived assets by services provided in geographic region are as follows:

	December 31,
(in thousands)	2019	2018	2017
Revenues
North America	$3,324,019	$3,257,937	$2,208,970
International	461,044	449,691	207,957

Total revenues	$3,785,063	$3,707,628	$2,416,927

	December 31,
(in thousands)	2019	2018
Long-Lived Assets
North America	$107,940	$102,172
International	6,750	5,950

Total long-lived assets	$114,690	$108,122

The classification “North America” is primarily comprised of the Company’s U.S. and Canadian operations and the classification “International” primarily includes the Company’s operation in U.K., Germany, Japan, and Netherlands. Revenues by location of services provided in the U.S. were $3.1 billion, $3.0 billion, and $2.1 billion during the years ended December 31, 2019, 2018, and 2017, respectively.

As a result of the wide range of services the Company provides, it is impracticable to provide revenue information by service type.